Correction of Errors - Summary of Consolidated Income Statement and Consolidated Statement of Comprehensive Income (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of key management compensation as corrected [line items]
General and administrative costs		€ (167,190)	€ (138,557)	[1]	€ (134,391)	[1]
Others			181,071		181,071
Net income		39,067	38,336	[1]	46,680	[1]
Other comprehensive income/(loss), net of tax		(6,966)	(10,907)	[1]	10,459	[1]
Total comprehensive income attributable to shareholders	[2]	€ 32,101	€ 27,429	[1]	€ 57,139	[1]
Earnings per share attributable to shareholders
Basic earnings per share: (€)		€ 0.55	€ 0.54	[1]	€ 0.67	[1]
Diluted earnings per share: (€)	[2]	€ 0.55	€ 0.54	[1]	€ 0.66	[1]
Previously stated [member]
Disclosure of key management compensation as corrected [line items]
General and administrative costs			€ (137,010)		€ (132,505)
Others			181,071		181,071
Net income			39,883		48,566
Other comprehensive income/(loss), net of tax			(10,907)		10,459
Total comprehensive income attributable to shareholders			€ 28,976		€ 59,025
Earnings per share attributable to shareholders
Basic earnings per share: (€)			€ 0.57		€ 0.70
Diluted earnings per share: (€)			€ 0.56		€ 0.69
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of key management compensation as corrected [line items]
General and administrative costs			€ (1,547)		€ (1,886)
Net income			(1,547)		(1,886)
Total comprehensive income attributable to shareholders			€ (1,547)		€ (1,886)
Earnings per share attributable to shareholders
Basic earnings per share: (€)			€ (0.03)		€ (0.03)
Diluted earnings per share: (€)			€ (0.02)		€ (0.03)

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.